OFI Global Asset Management, Inc.
225 Liberty Street
New York, New York 10281-1008
January 31, 2018
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re:	Oppenheimer International Growth Fund (the “Registrant”) Reg. No. 333-00201; File No. 811-07489
To the Securities and Exchange Commission:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act“), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on January 25, 2018.
Sincerely,
/s/ John G. Kiernan
John G. Kiernan Vice President and Associate General Counsel 212-323-5020 jkiernan@ofiglobal.com

cc:	Kramer Levin Naftalis & Frankel LLP Gloria LaFond Taylor Edwards, Esq.